Changes in organization and disposals - Sales of subsidiaries and businesses (Narrative) (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost	[1]	SFr 37	[2]	SFr (150)	SFr 264
A life insurance subsidiary within Wealth Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost				(23)
Certain subsidiaries and businesses within Wealth Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost					169
Alternative Fund Services business within Asset Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost					56
Reclassification Adjustments On Exchange Differences On Translation Before Tax					119
Fund administration servicing units within Asset Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost		153
UBS AG
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost	[1]	37	[2]	(150)	264
UBS AG | A life insurance subsidiary within Wealth Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost				SFr (23)
UBS AG | Certain subsidiaries and businesses within Wealth Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost					169
UBS AG | Alternative Fund Services business within Asset Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost					56
Reclassification Adjustments On Exchange Differences On Translation Before Tax					SFr 119
UBS AG | Fund administration servicing units within Asset Management
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost		SFr 153

[1]	Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to disposed foreign subsidiaries and branches.
[2]	Net gains / (losses) from disposals of subsidiaries and Other include a net gain on sale of subsidiaries and businesses of CHF 153 million in Asset Management. Refer to Note 30 for more information.